Equity - Other comprehensive income, items not reclassified to profit or loss - Actuarial gains or losses on defined benefit benefit pension plans (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Items not reclassified to profit or loss
Decrease in actuarial losses	€ 843
Pension defined benefit plans | UK
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ 386
Discount rates	3.84%	1.90%
Pension defined benefit plans | Spain
Items not reclassified to profit or loss
Discount rates	3.10%	0.90%
Pension defined benefit plans | Germany
Items not reclassified to profit or loss
Discount rates	3.55%	1.45%
Pension defined benefit plans | Portugal
Items not reclassified to profit or loss
Discount rates	2.60%	1.10%
Pension defined benefit plans | Brazil
Items not reclassified to profit or loss
Discount rates	9.12%	8.39%
Discount rate actuarial assumptions | Other regions
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ (89)
Discount rate actuarial assumptions | Pension defined benefit plans | Spain
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	229
Discount rate actuarial assumptions | Pension defined benefit plans | Germany
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	161
Discount rate actuarial assumptions | Pension defined benefit plans | Portugal
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	110
Discount rate actuarial assumptions | Pension defined benefit plans | Brazil
Items not reclassified to profit or loss
Increase (decrease) in accumulated actuarial losses/profits	€ 46